Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 280,628,305	$ 39,201,562	¥ 270,607,509
Total revenue	280,628,305	39,201,562	270,607,509
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	122,774,530	17,150,634	108,964,101
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	¥ 157,853,775	$ 22,050,928	¥ 161,643,408